Provisions for Legal Proceedings (Tables)	12 Months Ended
Dec. 31, 2023
Provisions for Legal Proceedings [Abstract]
Schedule of Provisions are Recognized Based on Estimated Cost	The Group is party to several lawsuits arising in the ordinary course of business for which provisions are recognized for these deemed probable based on estimated costs determined by management as follow:
	December 31, 2023	December 31, 2022

Labor	108,004	99,270
Civil	270,989	222,800
Tax and Social Security	134,400	105,420
Total	513,393	427,490

Schedule of Breakdown Liabilities
Breakdown:
	December 31, 2023	December 31, 2022
Current liabilities	197,440	174,240
Non-current liabilities	315,953	253,250
	513,393	427,490

Schedule of Changes in Provisions	Changes in provisions:
	Balance at January 1, 2023	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2023
Labor	99,270	60,835	(69,450)	9,654	7,695	108,004
Civil	222,800	143,009	(114,340)	14,992	4,528	270,989
Tax and social security	105,420	4,773	(704)	16,227	8,684	134,400
Total	427,490	208,617	(184,494)	40,873	20,907	513,393
	Balance at January 1, 2022	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2022
Labor	96,551	47,771	(61,399)	9,622	6,725	99,270
Civil	281,135	106,831	(172,299)	4,329	2,804	222,800
Tax and social security	100,379	(9,383)	(3,018)	10,540	6,902	105,420
Total	478,065	145,219	(236,716)	24,491	16,431	427,490
	Balance at January 1, 2021	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2021
Labor	128,050	62,926	(91,134)	4,974	(8,265)	96,551
Civil	265,955	760,767	(729,084)	6,150	(22,653)	281,135
Tax and social security	88,084	15,485	(2,304)	4,139	(5,025)	100,379
Total	482,089	839,178	(822,522)	15,263	(35,943)	478,065